Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From (Used For) Operating Activities:
Net income	$ 5,369	$ 4,524	$ 8,506	$ 8,295
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	1,080	960	1,960	1,740
Provision for losses on foreclosed assets	89	60	120	145
Amortization of securities available-for-sale	763	885	1,676	2,325
Accretion of securities available-for-sale	(256)	(12)	(143)	(32)
Realized net (gain) loss on securities available-for-sale	3	(3)	48	(5)
Accretion of discount on acquired loans	(544)	(770)	(1,241)	(2,334)
Amortization of deferred loan fees	(736)	(627)	(1,068)	(1,054)
Amortization of core deposit intangible	649	248	627	559
Stock compensation expense	88	28	68	56
Bank owned life insurance income	(280)	(283)	(569)	(1,086)
Depreciation and amortization of premises and equipment	673	494	1,055	946
(Gain) loss on sale of foreclosed assets	17	17	20	(72)
Deferred income tax expense (benefit)	(384)	(520)	(684)	1,159
(Increase) decrease in operating assets and (decrease) increase in operating liabilities:
Loans held-for-sale	(3,386)	(2,615)	1,239	3,876
Accrued interest receivable	(162)	277	120	(123)
Other assets	(3,943)	(528)	60	52
Accrued interest payable and other liabilities	2,287	266	749	(487)
Net cash from operating activities	1,327	2,401	12,543	13,960
Cash Flows From (Used For) Investing Activities:
Sales of certificate of deposit		1,452	1,940
Maturities of certificate of deposit	494	1,247	1,494	498
Purchase of certificate of deposit		(249)	(984)	(249)
Sales	21,801	38,000	59,907	13,251
Maturities, payments, calls	23,240	14,521	30,419	28,225
Purchases	(31,366)	(1,591)	(27,697)	(53,105)
Loan principal originations, net	(36,937)	(67,156)	(107,195)	(30,816)
Net cash received in acquisition			22,227
Proceeds from sale of foreclosed assets	113	763	1,228	2,190
Payment to PSB shareholders			(24,497)
Purchases of premises and equipment	(2,818)	(166)	(767)	(1,285)
Sale (purchase) of restricted equity securities, net	628	(862)	(682)	(509)
Proceeds from bank owned life insurance				1,260
Purchase of bank owned life insurance				(5,000)
Net cash used for investing activities	(24,845)	(14,041)	(44,607)	(45,540)
Cash Flows From (Used For) Financing Activities:
Net increase (decrease) in deposits	58,663	18,541	31,451	(5,052)
Net decrease in securities sold under agreements to repurchase	(826)	(6,125)	(5,890)	831
Proceeds from Federal Home Loan Bank advances		50,000	110,000	50,000
Repayment of Federal Home Loan Bank advances	(20,000)	(30,000)	(100,000)	(40,000)
Proceeds from issuance of note payable			27,000
Repayment of note payable	(1,575)	(536)	(5,394)	(1,071)
Federal funds purchased		(1,153)	(1,153)	1,153
Proceeds from issuance of common stock			8,832	85
Proceeds from exercise of common stock options and warrants	142	291	317	263
Purchase of treasury stock	(283)	(32)	(146)	(579)
Sale of treasury stock	277	225	430	281
Cash dividends	(1,882)	(1,433)	(1,434)	(1,272)
Net cash from financing activities	34,516	29,778	64,013	4,639
Net Change In Cash And Cash Equivalents	10,998	18,138	31,949	(26,941)
Cash and Cash Equivalents At Beginning Of Period	47,507	15,558	15,558	42,499
Cash and Cash Equivalents At End Of Period	58,505	33,696	47,507	15,558
Cash Payments For:
Interest paid to depositors	3,116	1,392	3,596	2,243
Interest paid on borrowings	873	164	727	372
Income taxes	1,380	837	3,058	3,830
Non-cash investing and financing activities:
Transfer of loans to foreclosed assets		$ 308	318	$ 2,658
Initial recognition of operating lease right-of-use assets	2,172
Initial recognition of operating lease liabilities	$ 2,237
Assets acquired in merger			199,380
Liabilities assumed in merger			$ 168,880